Average Annual Total Returns{- Fidelity Growth Strategies K6 Fund} - 11.30 Fidelity Growth Strategies K6 Fund PRO-06 - Fidelity Growth Strategies K6 Fund	Fidelity Growth Strategies K6 Fund Return Before Taxes Past 1 year	Fidelity Growth Strategies K6 Fund Return Before Taxes Since Inception		RS012 Past 1 year	RS012 Since Inception
Total	29.53%	18.11%	[1]	35.59%	20.74%	[1]

[1]	(a)From May 25, 2017